Related party disclosures	12 Months Ended
Mar. 31, 2020
Related party disclosures
Related party disclosures

42.  Related party disclosures

For the purpose of the consolidated financial statements, parties are considered to be related to the group, if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence. Related parties may be individuals or other entities.

Related parties and nature of related party relationship:

Nature of relationship	Name of related party
Key Management Personnel	Mr. Dhruv Shringi	Co-founder, CEO and Director
	Mr. Alok Vaish(resigned on October 11, 2019) Mr. Anuj Kumar Sethi (appointed from October 18, 2019)	Chief Financial Officer Principal Accounting Officer
	Mr. Murlidhara Laxmikantha Kadaba	Non-executive Director
	Mr. Sanjay Arora	Non-executive Director
	Mr. Sean Agarwal (appointed from March 1, 2018)	Non-executive Director
	Mr. Sudhir Kumar Sethi*	Non-executive Director
	Mr. Promod Haque (resigned on October 13, 2017)	Non-executive Director
	Mr. Amit Bapna (resigned on December 12, 2017)	Non-executive Director
	Ms. Neelam Dhawan (appointed from Jan 1, 2019)	Non-executive Director
*resigned from the Board effective June 30, 2020
Entities having significant influence	Network 18 Media and Investment Ltd. (formerly known as E‑18 Limited)
IDG Ventures India Advisors Private Limited
Reliance Capital Limited (till December 12, 2017)
Terrapin Partners, LLC

Group Companies of entities having significant influence	Network 18 Media and Investment Ltd. (formerly known as E‑18 Limited)
Reliance Retail Limited
Reliance Industries Limited
Reliance Payment solutions Limited
Reliance Jio Infocomm Limited

Reliance Capital Limited (till December 12, 2017)
Reliance Infrastructure Limited
Reliance ADA Group Private Limited
Reliance Power
Reliance Communications Limited
Reliance General Insurance Company Limited
Reliance Defence Limited
Reliance Defence Systems Private Limited
Reliance Nippon Life Insurance Co Limited
Reliance Nippon Life Asset Management Limited
Reliance Home Finance Limited
Reliance Commercial Finance Limited
Reliance Infocomm Limited
Reliance Defence Systems & Tech Limited
Reliance Cement Company Private Limited

Joint Venture Company	Adventure and Nature Network Private Limited

During the year, the Group entered into the following transactions, in the ordinary course of business on an arm’s length basis, with related parties:

	March 31,
	2018	2019	2020
Significant Influence
Rendering of services	6,910	—	—
Group Companies of entities having significant influence
Rendering of services	169,342	405	—
Advertisement expense	5,247	—	(300)
Interest expense	4,428	1,716	(6,400)
Communication expense	11,491	489	698
Legal and professional fees	5,497	—	—
Insurance expense	6	—	—
Recovery of expenses	103	196	944
Loan given	7,500	22,500	4,200
Interest income	78	1,824	4,810
Commission expense	—	—	45

	March 31,
	2019	2020

Group Companies of entities having significant influence
Trade payable	15,517	9,364
Trade receivable	4,280	3,808
Joint venture company
Prepayment and Other asset	30,385	34,200
Other current financial assets	1,642	—
Trade receivable	—	7,993
Investment in shares	—	3,500

The sales to and purchases from related parties are made on terms equivalent to those that prevails in arm's length transactions. Outstanding balances at the year-end are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables.

Compensation of key management personnel of the Group

	March 31,
	2018	2019	2020
Short-term employee benefits	47,369	50,830	46,342
Contributions to defined contribution plans	22	22	180
Profit linked bonus	8,790	7,271	18,487
Directors Sitting fee's	9,947	8,587	8,886
Share based payment	447,848	179,884	2,277
Total compensation paid to key management personnel	513,976	246,593	76,172

Provision for gratuity and compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group’s entities as a whole.

The amount disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel.

Directors' Loan and Advances

			Repayment/
	Interest	Advances	settlement of
Year ended	income	given	advances	Receivable
March 31, 2020	—	113	113	—
March 31, 2019	—	342	342	—